OPERATING SEGMENTS (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2019 USD ($) segment	Jun. 30, 2018 USD ($)
OPERATING SEGMENTS
Number of reportable segments | segment	1
Pre-tax impairment expense	$ 9,240	$ 21,893
Cooper Basin
OPERATING SEGMENTS
Pre-tax impairment expense	$ 20	$ 700